PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4 - PROPERTY AND EQUIPMENT, NET

	Computers and computers equipment	Office furniture and equipment	Leasehold improvements	Total
	U.S. dollars (in thousands)
Cost:
Balance as of January 1, 2020	2,107	257	200	2,564
Additions during the year	373	364	191	928
	2,480	621	391	3,492

Accumulated depreciation:
Balance as of January 1, 2020	1,536	36	143	1,715
Additions during the year	461	7	8	476
	1,997	43	151	2,191
Net Book Value:
As of December 31, 2020	483	578	240	1,301
	Computers and computers equipment	Office furniture and equipment	Leasehold improvements	Total
	U.S. dollars (in thousands)
Cost:
Balance as of January 1, 2019	1,461	190	157	1,808
Additions during the year	646	67	43	756
	2,107	257	200	2,564

Accumulated depreciation:
Balance as of January 1, 2019	1,115	32	137	1,284
Additions during the year	421	4	6	431
	1,536	36	143	1,715
Net Book Value:
As of December 31, 2019	571	221	57	849